Goodwill - Disclosure of Goodwill Allocation by Cash-Generating Units (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 CAD ($)	Apr. 02, 2023 CAD ($)	Mar. 31, 2024 JPY (¥)	Apr. 03, 2022 CAD ($)
Disclosure of information for cash-generating units [line items]
Goodwill	$ 70.8	$ 63.9		$ 53.1
Increase (decrease) through net exchange differences, goodwill	(1.4)	0.0
North America DTC - Retail
Disclosure of information for cash-generating units [line items]
Goodwill	11.7	11.7
North America DTC - e-Commerce
Disclosure of information for cash-generating units [line items]
Goodwill	6.6	6.6
North America Wholesale
Disclosure of information for cash-generating units [line items]
Goodwill	5.7	5.7
Asia Pacific DTC - Retail
Disclosure of information for cash-generating units [line items]
Goodwill	9.8	9.8
Asia Pacific DTC - e-Commerce
Disclosure of information for cash-generating units [line items]
Goodwill	2.6	2.6
Asia Pacific Wholesale
Disclosure of information for cash-generating units [line items]
Goodwill	3.6	3.6
EMEA DTC - Retail
Disclosure of information for cash-generating units [line items]
Goodwill	4.3	4.3
EMEA DTC - e-Commerce
Disclosure of information for cash-generating units [line items]
Goodwill	2.8	2.8
EMEA Wholesale
Disclosure of information for cash-generating units [line items]
Goodwill	6.0	6.0
Japan Joint Venture
Disclosure of information for cash-generating units [line items]
Goodwill	9.4	10.8	¥ 1,059.3
Increase (decrease) through net exchange differences, goodwill	1.4
Paola Confectii
Disclosure of information for cash-generating units [line items]
Goodwill	$ 8.3	$ 0.0